Related Party Transactions (Details Narrative) - USD ($)														1 Months Ended	6 Months Ended	12 Months Ended
	Aug. 01, 2023	Jul. 31, 2023	Jul. 24, 2023	Jul. 05, 2023	May 09, 2023	Mar. 13, 2023	Feb. 13, 2023	Feb. 09, 2023	Feb. 14, 2022	Nov. 08, 2021	Feb. 10, 2021	Mar. 30, 2020	Aug. 13, 2019	Jan. 31, 2023	Jun. 30, 2023	Dec. 31, 2022		Dec. 31, 2021	Mar. 15, 2023	Feb. 28, 2023	Feb. 15, 2023	Jan. 25, 2023
Line of credit facility, current borrowing capacity																$ 7,160,000
Origination fee																851,000		160,000
Warrant purchase															10,357,086
Line of credit facility, expiration date															Feb. 14, 2024
Proceeds from sale of common stock						$ 25,000,000												496,000
Line of credit																27,660,000		14,500,000
Common stock held															$ 250,000	250,000
Extinguishment of debt																		$ 437,000
Secured debt															$ 10,000,000
Warrants outstanding															[1]	454,545	[1],[2]
Convertiable promissoty note																			$ 105,000,000
Common stock outstanding percentage						85.00%
Line of Credit [Member]
Secured debt															$ 16,160,000
2022 Warrants [Member]
Warrants issued percentage															50.00%	50.00%
Subsequent Event [Member]
Proceeds from sale of common stock						$ 25,000,000
Secured debt			$ 10,000,000
Convertiable promissoty note																			105,000,000
Subsequent Event [Member] | Line of Credit [Member]
Increase in line of credit		$ 500,000
Secured debt		17,992,800
Secured Convertible Promissory Note [Member]
Increase in line of credit					$ 4,000,000			$ 2,000,000							$ 3,500,000	$ 4,500,000
Line of credit facility, expiration date																Feb. 14, 2024
Convertiable promissoty note																			25,000,000
Secured Convertible Promissory Note [Member] | Subsequent Event [Member]
Increase in line of credit	$ 500,000			$ 500,000										$ 500,000
Line of credit facility, current borrowing capacity								1,000,000
Line of credit, current borrowing capacity								$ 2,000,000
Convertiable promissoty note																			25,000,000		$ 1,450,000
Origination Fee [Member]
Proceeds from sale of common stock						10,000,000
Origination Fee [Member] | Subsequent Event [Member]
Proceeds from sale of common stock						10,000,000
Warrant [Member]
Secured debt															15,160,000
Common Stock [Member]
Proceeds from sale of common stock															$ 10,000,000	$ 10,000,000
2022 Warrants [Member]
Warrant purchase																8,458,597
Warrants exercise price, minimum															$ 0.59	$ 0.59
Warrants exercise price, maximum															$ 0.88	$ 0.88
2020 Loan Agreement [Member]
Line of credit, term												18 months
Line of credit facility, current borrowing capacity												$ 8,000,000.0			$ 8,000,000	$ 8,000,000.0
Common stock, shares												28,500
Line of credit, current borrowing capacity												$ 3,000,000.0
Warrant purchase												3,670,663
Line of credit facility, expiration date												Mar. 30, 2024
Line of credit facility, description												other indebtedness for money borrowed in excess of $100,000 becomes due and payable or can be declared due and payable prior to its due date or if indebtedness for money borrowed in excess of $25,000 is not paid when due
Warrants outstanding															2,146,436
2020 Loan Agreement [Member] | Warrant [Member]
Warrant purchase																3,670,663
Warrants exercise price, minimum																$ 0.70
Warrants exercise price, maximum																$ 1.895
2020 Loan Agreement [Member] | Twenty Twenty Warrant [Member]
Warrants exercise price, minimum															$ 0.70
Warrants exercise price, maximum															$ 1.895
2022 Secured Convertible Promissory Note and Security Agreement [Member]
Line of credit facility									$ 8,160,000
Line of credit, term									12 months
Line of credit facility, current borrowing capacity									$ 7,160,000
Line of credit									13,160,000
Secured Convertible Promissory Note [Member] | Subsequent Event [Member]
Line of credit facility, current borrowing capacity																				$ 2,000,000
Security Agreement [Member]
Line of credit facility, description															if any indebtedness of AgeX in excess of $100,000 becomes due and payable, or a breach or other circumstance arises thereunder such that Juvenescence is entitled to declare such indebtedness due and payable, prior to its due date, or any indebtedness of AgeX in excess of $25,000 is not paid on its due date	if any indebtedness of AgeX in excess of $100,000 becomes due and payable, or a breach or other circumstance arises thereunder such that Juvenescence is entitled to declare such indebtedness due and payable, prior to its due date, or any indebtedness of AgeX in excess of $25,000 is not paid on its due date
Registration Rights Agreements [Member]
Line of credit facility, description															AgeX has filed a registration statement on Form S-3, which has become effective under the Securities Act, for offerings on a delayed or continuous basis covering 16,447,500 shares of AgeX common stock held by Juvenescence and 3,248,246 shares of AgeX common stock that may be issued upon the exercise of warrants held by Juvenescence.	AgeX has filed a registration statement on Form S-3, which has become effective under the Securities Act, for offerings on a delayed or continuous basis covering 16,447,500 shares of our common stock held by Juvenescence and 3,248,246 shares of AgeX common stock that may be issued upon the exercise of warrants held by Juvenescence
Twenty Twenty Loan Agreement [Member] | Subsequent Event [Member]
Extinguishment of debt			8
Juvenescence [Member]
Line of credit facility															$ 2,500,000	$ 12,660,000
Warrant purchase															1,898,489	8,458,597
Reimbursement															$ 280,000	$ 280,000
Accounts payable															230,000,000	141,000,000		$ 70,000,000
Juvenescence [Member] | Subsequent Event [Member]
Line of credit, current borrowing capacity																					$ 1,000,000
Warrant purchase																					801,924	340,136
Secured debt		$ 10,000,000
Juvenescence [Member] | Secured Convertible Promissory Note [Member]
Convertiable promissoty note						10,000,000									10,000,000
Origination fee description							In lieu of accrued interest, AgeX will pay Juvenescence an origination fee in an amount equal to 7% of the loan funds disbursed to AgeX, which will accrue in two installments. The origination fee will become due and payable on the earliest to occur of (i) conversion of the $10 Million Secured Note into shares of AgeX common stock, (ii) repayment of the $10 Million Secured Note in whole or in part (provided that the origination fee shall be prorated for the amount of any partial repayment), and (iii) the acceleration of the maturity date of the $10 Million Secured Note following an Event of Default as defined in the $10 Million Secured Note.
Juvenescence [Member] | Secured Convertible Promissory Note [Member] | Subsequent Event [Member]
Convertiable promissoty note						10,000,000													10,000,000
Origination fee description							In lieu of accrued interest, AgeX will pay Juvenescence an origination fee in an amount equal to 7% of the loan funds disbursed to AgeX, which will accrue in two installments. The origination fee will become due and payable on the earliest to occur of (i) conversion of the $10 Million Secured Note into shares of AgeX common stock, (ii) repayment of the $10 Million Secured Note in whole or in part (provided that the origination fee shall be prorated for the amount of any partial repayment), and (iii) the acceleration of the maturity date of the $10 Million Secured Note following an Event of Default as defined in the $10 Million Secured Note.
Juvenescence [Member] | 2019 Loan Agreement [Member]
Line of credit facility													$ 2,000,000.0
Line of credit, term													18 months
Increase in line of credit										$ 1,000,000.0	$ 4,000,000.0
Line of credit facility, current borrowing capacity									7,000,000.0	$ 7,000,000.0								$ 7,000,000
Origination fee									$ 160,000
Reverse Ratio [Member]
Indebtedness															$ 15,000,000	$ 15,000,000.0
Juvenescence Limited [Member]
Proceeds from sale of common stock						$ 10,000,000
Common stock outstanding percentage						15.00%
Juvenescence Limited [Member] | Minimum [Member]
Proceeds from sale of common stock						$ 10,000,000
Juvenescence Limited [Member] | Maximum [Member]
Proceeds from sale of common stock						25,000,000
Juvenescence Limited [Member] | Subsequent Event [Member]
Proceeds from sale of common stock						$ 10,000,000
Extinguishment of debt			36
Secured debt			10,000,000
Common stock outstanding percentage						85.00%
Juvenescence Limited [Member] | Subsequent Event [Member] | Minimum [Member]
Proceeds from sale of common stock						$ 10,000,000
Juvenescence Limited [Member] | Subsequent Event [Member] | Maximum [Member]
Proceeds from sale of common stock						25,000,000
Juvenescence Limited [Member] | Secured Convertible Promissory Note [Member]
Line of credit, current borrowing capacity						10,000,000
Convertiable promissoty note																			5,000,000
Proceeds from issuance of long term debt						10,000,000
Juvenescence Limited [Member] | Secured Convertible Promissory Note [Member] | Subsequent Event [Member]
Line of credit, current borrowing capacity						10,000,000
Convertiable promissoty note																			$ 5,000,000
Juvenescence Limited [Member] | Origination Fee [Member]
Proceeds from sale of common stock						10,000,000	$ 10,000,000
Juvenescence Limited [Member] | Origination Fee [Member] | Subsequent Event [Member]
Proceeds from sale of common stock						$ 10,000,000	$ 10,000,000
Secured debt			10,000,000
Juvenescence Limited [Member] | 2020 Loan Agreement [Member] | Subsequent Event [Member]
Secured debt			$ 10,000,000

[1]	Number of warrants issuable, as applicable, (a) if the amount of credit available was drawn for measurement as of the applicable inception date, or (b) subsequently for remeasurement as of each period end date.
[2]	Number of warrants issuable if the amount of credit available were drawn for measurement as of inception date and subsequently for remeasurement as of each period end date.